UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4427

Waddell & Reed Advisors Municipal High Income Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Advisors Municipal High Income Fund
June 30, 2006
MUNICIPAL BONDS	Principal Amount in Thousands	Value

Arizona - 2.12%
Arizona Health Facilities Authority, Hospital Revenue Bonds (John C. Lincoln Health Network), Series 2000,
7.0%, 12-1-25	$3,500	$3,977,120
Hayden-Winkelman Unified School District No. 41 of Gila County, Arizona, Capital Appreciation Refunding Bonds, Series 1995,
0.0%, 7-1-10	4,345	3,424,859
The Industrial Development Authority of the City of Tucson, Arizona, Education Revenue Bonds (Arizona Agribusiness and Equine Center, Inc. Project), Series 2004A,
6.125%, 9-1-34	1,380	1,392,627
The Industrial Development Authority of the County of Pima, Education Revenue Bonds (Noah Webster Basic School Project), Series 2004A,
6.125%, 12-15-34	1,115	1,095,064
		9,889,670
California - 2.44%
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1 (Fixed Rate),
6.75%, 6-1-39	5,000	5,598,000
State of California Various Purpose General Obligation Bonds,
5.0%, 2-1-23	2,620	2,677,850
CRHMFA Homebuyers Fund, Single Family Mortgage Revenue Bonds, Series 2006-FH-1,
5.5%, 8-1-47	2,000	2,099,260
California Municipal Finance Authority, Education Revenue Bonds (American Heritage Education Foundation Project), Series 2006A,
5.25%, 6-1-36	1,000	1,003,780
		11,378,890
Colorado - 10.77%
City and County of Denver, Colorado, Airport System Revenue Refunding Bonds, Series 2002E:
5.25%, 11-15-13	6,000	6,286,620
5.25%, 11-15-14	4,000	4,186,560
Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds:
Collegiate Academy of Colorado Project, A Charter School Created by Jefferson County School District R-1, Jefferson County, State of Colorado, Series 2002:
7.5%, 12-15-31	3,000	3,335,400
7.375%, 12-15-21	1,000	1,107,820
Stargate Charter School Project, Series 2002:
6.0%, 5-1-22	1,605	1,647,404
6.125%, 5-1-33	1,000	1,031,380
Northwest Metropolitan District No. 3 (in the City and County of Broomfield, Colorado), General Obligation (Limited Tax Convertible to Unlimited Tax) Bonds, Series 2005,
6.25%, 12-1-35	5,000	5,205,100
Rampart Range Metropolitan District No. 1 (in the City of Lone Tree, Colorado), Revenue Bonds (Rampart Range Metropolitan District No. 2 Project), Series 2001,
7.75%, 12-1-26	4,390	4,761,043
Arista Metropolitan District (in the City and County of Broomfield, Colorado), Special Revenue Bonds, Series 2005,
6.75%, 12-1-35	3,575	3,640,637
Aspen Grove Business Improvement District in the City of Littleton, Colorado, Limited Tax General Obligation Bonds, Series 2001,
7.625%, 12-1-25	3,547	3,638,300
Pine Bluffs Metropolitan District (in the Town of Parker), Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2004,
7.25%, 12-1-24	3,325	3,337,103
Granby Ranch Metropolitan District (in the Town of Granby, Colorado), Limited Tax General Obligation Bonds, Series 2006,
6.75%, 12-1-36	3,000	3,008,010
Southlands Metropolitan District No. 1 (in the City of Aurora), Arapahoe County, Colorado, General Obligation Bonds (Limited Tax Convertible to Unlimited Tax), Series 2004,
7.125%, 12-1-34	2,000	2,152,380
Cordillera Mountain Metropolitan District (Eagle County, Colorado), Subordinate Limited Tax (Convertible to Parity Unlimited Tax), General Obligation Bonds, Series 2000B,
6.2%, 12-1-20	1,420	1,503,397
Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Series 2003,
6.05%, 12-1-33	1,245	1,276,225
Church Ranch Metropolitan District, City of Westminster, Colorado, General Obligation Limited Tax Bonds, Series 2003,
6.0%, 12-1-33	1,260	1,265,708
Piney Creek Village Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds (Limited Tax Convertible to Unlimited Tax), Series 2005,
5.5%, 12-1-35	1,100	1,073,325
Tallyn's Reach Metropolitan District No. 3 (in the City of Aurora, Colorado), Limited Tax (Convertible to Unlimited Tax), General Obligation Bonds, Series 2004,
6.75%, 12-1-33	1,000	1,035,780
Adams 12 Five Star Schools, Adams County and City and County of Broomfield, Colorado, General Obligation Bonds, Series 2006B,
0.0%, 12-15-25	2,000	737,200
		50,229,392
Connecticut - 1.69%
Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds (Wheelabrator Lisbon Project), Series 1993A,
5.5%, 1-1-14	5,250	5,254,725
Connecticut Development Authority, Pollution Control Revenue Refunding Bonds (The Connecticut Light and Power Company Project - 1993B Series),
5.95%, 9-1-28	2,500	2,625,200
		7,879,925
Delaware - 0.23%
Sussex County, Delaware, Adjustable Rate First Mortgage Revenue Bonds (Cadbury at Lewes Project), Series 2006B:
6.0%, 1-1-35	700	697,676
5.9%, 1-1-26	375	376,005
		1,073,681
Florida - 1.28%
Capital Projects Finance Authority, Continuing Care Retirement Community, Revenue Bonds (Capital Projects Loan Program - The Glenridge on Palmer Ranch Project), Fixed Rate Revenue Bonds, Series 2002A,
8.0%, 6-1-32	5,000	5,509,850
Capital Trust Agency, Housing Revenue Bonds (Atlantic Housing Foundation Properties), Subordinate Series 2005,
4.25%, 7-1-40 (A)	465	465,000
		5,974,850
Georgia - 1.46%
Brunswick and Glynn County Development Authority, First Mortgage Revenue Bonds (Coastal Community Retirement Corporation - Marsh's Edge Project) Series 2004A,
7.25%, 1-1-35	4,625	4,542,444
Savannah Economic Development Authority, First Mortgage Revenue Bonds (The Marshes of Skidaway Island Project), Series 2003A:
7.4%, 1-1-34	1,650	1,727,748
7.4%, 1-1-24	510	550,117
		6,820,309
Illinois - 4.00%
Community Unit School District Number 205, Du Pageand Cook Counties, Illinois, General Obligation School Bonds:
Series 2001,
5.1%, 1-1-21	6,500	6,719,570
Series 2002,
5.1%, 1-1-22	2,000	2,071,520
Bloomington-Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001:
6.35%, 12-15-24	2,975	3,039,171
6.05%, 12-15-19	1,000	1,012,410
Illinois Health Facilities Authority Series 2003A-1 (Villa St. Benedict Project),
6.9%, 11-15-33	2,000	2,140,720
Village of Maywood, General Obligation Corporate Purpose Bonds, Series 2001C (Tax-Exempt),
5.5%, 1-1-21	2,000	2,126,300
Illinois Finance Authority, Revenue Bonds, Series 2005A (The Landing at Plymouth Place Project),
6.0%, 5-15-25	1,500	1,546,005
		18,655,696
Iowa - 1.44%
City of Cedar Rapids, Iowa:
First Mortgage Revenue Bonds, Series 1998-A (Cottage Grove Place Project),
5.875%, 7-1-28	5,000	4,099,850
First Mortgage Adjustable Revenue Bonds, Series 2004 (Cottage Grove Place Project),
6.5%, 7-1-33	2,655	2,594,466
		6,694,316
Kansas - 5.46%
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program):
Series 2006A-5 Bonds,
5.45%, 6-1-38	5,000	5,226,450
Series 2006A-4,
5.4%, 12-1-37	5,000	5,178,400
Series 2006A-3,
5.3%, 12-1-28	3,000	3,130,350
Series 2006A-3,
5.5%, 12-1-37	1,515	1,558,935
City of Olathe, Kansas, Senior Living Facility Revenue Bonds:
Catholic Care Campus, Inc., Series 2006A,
6.0%, 11-15-38	4,750	4,889,888
Aberdeen Village, Inc., Series 2000A,
8.0%, 5-15-30	3,255	3,745,301
Certificates of Participation, Series 1998A, Evidencing Proportionate Interests of the Owners Thereof in Rental Payments to be Made by the City of Spring Hill, Kansas, to Spring Hill Golf Corporation:
6.5%, 1-15-28 (B)	4,155	1,662,000
6.375%, 1-15-20 (B)	90	36,000
5.75%, 1-15-06 (B)	75	30,187
		25,457,511
Louisiana - 0.22%
Louisiana Public Facilities Authority, Refunding Revenue Bonds (Pennington Medical Foundation Project), Series 2006,
5.0%, 7-1-21	1,000	1,014,920

Maine - 1.37%
Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Piper Shores Issue, Series1999A:
7.55%, 1-1-29	5,000	5,417,300
7.5%, 1-1-19	900	963,702
		6,381,002
Maryland - 0.33%
Maryland Economic Development Corporation, Senior Lien Revenue Bonds (Rocky Gap Golf Course and Hotel/Meeting Center Project), Series 1996 A,
8.375%, 10-1-09 (B)	3,250	1,527,500

Massachusetts - 2.27%
Massachusetts Industrial Finance Agency:
First Mortgage Revenue Bonds, Reeds Landing Project, Series 1993,
7.35%, 10-1-28	7,200	6,984,504
Resource Recovery Revenue Refunding Bonds (Ogden Haverhill Project), Series 1998A Bonds:
5.6%, 12-1-19	2,500	2,578,400
5.5%, 12-1-13	1,000	1,041,110
		10,604,014
Michigan - 1.00%
Garden City Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Garden City Hospital Obligated Group), Series 1998A,
5.75%, 9-1-17	2,820	2,745,157
Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds (Michigan Technical Academy Project), Series 2006:
6.375%, 2-1-26	1,000	969,020
6.5%, 2-1-36	1,000	954,600
		4,668,777
Missouri - 13.22%
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds:
City of St. Joseph, Missouri:
Sewerage System Improvements Project, Series 2004C,
5.0%, 3-1-25	3,500	3,535,280
Triumph Foods, LLC Project, Series 2004A:
6.0%, 3-1-15	1,000	1,043,140
5.25%, 3-1-25	500	509,255
City of Branson, Missouri (Branson Landing Project):
Series 2004A:
5.5%, 12-1-24	2,000	2,065,840
5.625%, 12-1-28	1,000	1,037,690
Series 2005B,
6.0%, 6-1-20	1,000	1,110,980
City of Independence, Missouri:
Eastland Center Project:
Phase II, Series 2002B,
6.0%, 4-1-21	2,100	2,187,213
Phase IV, Series 2000B,
5.125%, 4-1-22	875	902,317
Crackerneck Creek Project, Series 2006C,
5.0%, 3-1-28	1,100	1,094,170
Santa Fe Redevelopment Project, Series 2001,
5.25%, 4-1-23	2,500	2,587,625
City of Harrisonville, Missouri, Tax Increment Financing Improvement Revenue Notes (Harrisonville Towne Center Project), Series 2005,
5.0%, 7-1-07	6,860	6,872,622
The Industrial Development Authority of the City of Kansas City, Missouri:
Health Care Facilities First Mortgage Revenue Bonds (The Bishop Spencer Place, Incorporated Project), Series 1994:
6.5%, 1-1-35	1,500	1,544,265
6.25%, 1-1-24	1,000	1,017,090
Revenue Bonds, Series 2004 (Plaza Library Project),
5.9%, 3-1-24	2,500	2,508,925
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project):
Series 2004:
6.0%, 3-1-19	2,610	2,612,923
6.25%, 3-1-24	1,000	1,002,310
Series 2006,
5.625%, 3-1-25	600	594,822
City of Des Peres, Missouri, Tax Increment Refunding Revenue Bonds, Series 2002A (West County Center Project),
5.75%, 4-15-20	4,000	4,048,320
The Industrial Development Authority of the City of Cameron, Missouri, Health Facilities Revenue Bonds (Cameron Community Hospital), Series 2000,
6.25%, 12-1-21	3,250	3,469,213
The Industrial Development Authority of St. Joseph, Missouri:
Healthcare Revenue Bonds (Living Community of St. Joseph Project), Series 2002,
7.0%, 8-15-32	3,000	3,148,920
Tax Increment Revenue Bonds, Series 2005B (The Shoppes at North Village Project),
5.5%, 11-1-27	270	273,121
M150 and 135th Street Transportation Development District Transportation Sales Tax Revenue Bonds (State Line Station Project-Kansas City, Missouri), Series 2004,
6.0%, 10-1-34	2,700	2,757,591
City of Lake Ozark, Missouri, Neighborhood Improvement District Bonds (Osage National Project), Series 2005:
6.1%, 3-1-25	1,390	1,392,641
5.6%, 3-1-17	685	676,307
5.6%, 3-1-11	425	416,585
City of Ballwin, Missouri, Tax Increment Refundingand Improvement Revenue Bonds, Series 2002A (Ballwin Town Center Redevelopment Project),
6.25%, 10-1-17	2,200	2,218,414
The City of Nevada, Missouri (Nevada Regional Medical Center), Hospital Revenue Bonds, Series 2001,
6.75%, 10-1-22	2,000	2,104,400
City of Riverside, Missouri, L-385 Levee Redevelopment Plan, Tax Increment Revenue Bonds (L-385 Levee Project), Series 2004,
5.25%, 5-1-20	2,000	1,992,060
The Industrial Development Authority of the City of Hannibal, Missouri, Health Facilities Refunding Revenue Bonds (Hannibal Regional Hospital), Series2006,
5.0%, 3-1-22	1,000	1,003,740
The Industrial Development Authority of the City of Grandview, Missouri, Tax Increment Revenue Bonds, Series 2006 (Grandview Crossing Project 1),
5.75%, 12-1-28	1,000	980,200
City of Maplewood, Missouri, Tax Increment Refunding Revenue Bonds, Series 2005 (Maplewood South Redevelopment Area Project),
5.75%, 11-1-26	1,700	1,721,131
The St. Charles Riverfront Transportation Development District, St. Charles, Missouri, Revenue Bonds (River Bluff Drive Improvement Project), Series 2005:
5.0%, 10-1-20	800	784,296
5.25%, 4-1-25	400	380,860
City of Chesterfield, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Series 2002 (Chesterfield Valley Projects),
4.5%, 4-15-16	1,075	1,060,724
City of Liberty, Missouri, Tax Increment Revenue Bonds, (Liberty Triangle Project), Series 2004:
5.75%, 9-1-24	750	742,440
5.875%, 9-1-26	250	249,830
		61,647,260
Nevada - 0.77%
Clark County, Nevada, Special Improvement District No. 142 (Mountain's Edge), Local Improvement Bonds, Series 2003:
5.8%, 8-1-15	2,000	2,062,080
6.375%, 8-1-23	1,500	1,547,145
		3,609,225
New Hampshire - 1.16%
New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center Issue, Series 2002A:
5.75%, 7-1-22	2,000	2,111,820
5.0%, 7-1-12	625	632,731
Business Finance Authority of the State of New Hampshire, Revenue Bonds (Franklin Regional Hospital Association Project), Series A,
6.05%, 9-1-29	1,945	2,041,453
Lisbon Regional School District, New Hampshire, General Obligation Capital Appreciation School Bonds,
0.0%, 2-1-13	740	630,939
		5,416,943
New Jersey - 5.59%
New Jersey Economic Development Authority:
Economic Development Bonds, Kapkowski Road Landfill Reclamation Improvement District Project (City of Elizabeth), Series 1998A (Non-AMT):
5.5%, 4-1-12	5,685	5,899,040
6.375%, 4-1-18	2,385	2,734,164
Economic Development Bonds, First Mortgage Revenue Fixed Rate Refunding Bonds (Winchester Gardens at Ward Homestead Project), Series 1996A,
8.625%, 11-1-25	3,000	3,105,390
Special Facility Revenue Bonds (Continental Airlines, Inc. Project), Series 1999,
6.25%, 9-15-19	5,615	5,776,768
Fixed Rate First Mortgage Revenue Bonds (Lions Gate Project), Series 2005A:
5.875%, 1-1-37	1,230	1,250,676
5.75%, 1-1-25	710	721,900
Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2003,
6.75%, 6-1-39	5,000	5,560,650
Camden County Improvement Authority, Health Care Redevelopment Project Revenue Bonds, The Cooper Health System Obligated Group Issue, Series 1997,
6.0%, 2-15-27	1,000	1,032,540
		26,081,128
New York - 8.66%
Suffolk County Industrial Development Agency (New York):
Civic Facility Revenue Bonds, Series 1999B (The Southampton Hospital Association Civic Facility):
7.625%, 1-1-30	4,820	4,950,815
7.25%, 1-1-20	2,945	2,991,384
Continuing Care Retirement Community: Fixed Rate Revenue Bonds (Peconic Landing at Southold, Inc. Project - Series 2000A),
8.0%, 10-1-20	2,000	2,190,340
First Mortgage Fixed Rate Revenue Bonds (Jefferson's Ferry Project - Series 1999A),
7.2%, 11-1-19	1,500	1,658,025
Revenue Refunding Bonds, (Jefferson's Ferry Project - Series 2006),
5.0%, 11-1-28	1,200	1,193,688
Assisted Living Facility Revenue Bonds (Medford Hamlet Assisted Living Project), Series 2005,
6.375%, 1-1-39	2,000	1,958,380
Trust Inverse Certificates, beneficial ownership in Tobacco Settlement Financing Corporation (Stateof New York), Asset-Backed Revenue Bonds, Series 2003B-1C (State Contingency Contract Secured),
6.7628%, 6-1-10 (C)	7,500	8,445,000
The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Twenty-Sixth Series,
5.5%, 11-15-11	5,000	5,298,850
Dormitory Authority of the State of New York:
Third General Resolution Revenue Bonds (State University Educational Facilities Issue), Series 2002B,
5.25%, 11-15-23	3,500	3,687,040
Nyack Hospital Revenue Bonds, Series 1996,
6.25%, 7-1-13	1,500	1,430,700
New York City Industrial Development Agency, Special Facility Revenue Bonds, Series 2005 (American Airlines, Inc. John F. Kennedy International Airport Project),
7.75%, 8-1-31	3,500	4,054,890
City of Yonkers Industrial Development Agency, Civic Facility Revenue Bonds (St. John's Riverside Hospital Project):
Series 2001B,
7.125%, 7-1-31	1,455	1,509,533
Series 2001A,
7.125%, 7-1-31	1,000	1,037,480
		40,406,125
North Carolina - 2.28%
North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds:
Series 1999 D,
6.7%, 1-1-19	2,500	2,709,650
Refunding Series 2003 C,
5.5%, 1-1-14	2,000	2,131,140
Refunding Series 2003 A,
5.5%, 1-1-12	2,000	2,114,160
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Pennybyrn at Maryfield Project), Series 2005A Fixed Rate Bonds,
5.65%, 10-1-25	2,000	1,995,160
City of Durham, North Carolina, Multifamily Housing Revenue Bonds (Ivy Commons Project), Series 1997,
6.75%, 3-1-32	2,130	1,700,486
		10,650,596
Ohio - 1.04%
City of Toledo, Ohio, Multifamily Housing Mortgage Revenue Bonds, Series 1998-A (Hillcrest Apartments Project),
6.125%, 12-1-29	3,860	3,106,103
Toledo Lucas County Port Authority, Development Revenue Bonds (Northwest Ohio Bond Fund), Series 2004C (Toledo Express Airport Project),
6.375%, 11-15-32	1,650	1,730,916
		4,837,019
Oklahoma - 1.24%
Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds (Homeownership Loan Program), 2006 Series B (AMT),
5.75%, 9-1-36	4,000	4,272,640
Oklahoma County Finance Authority, Retirement Facility Revenue Bonds (Concordia Life Care Community), Series 2005A,
6.125%, 11-15-25	1,500	1,503,570
		5,776,210
Oregon - 2.35%
Port of Portland, Oregon (The), Portland International Airport Passenger Facility Charge Revenue Bonds, Series 1999B (AMT),
5.75%, 7-1-12	5,350	5,635,369
Gilliam County, Oregon, Variable Rate Demand Solid Waste Disposal Revenue Bonds (Waste Management Project), Series 2000A,
4.15%, 8-1-25	5,000	4,956,500
Myrtle Creek Building Authority, Gross Revenue Bonds, Series 1996A (Myrtle Creek Golf Course Project),
8.0%, 6-1-21 (B)	3,000	360,000
		10,951,869
Pennsylvania - 2.39%
Allegheny County Hospital Development Authority, Health System Revenue Bonds (West Penn Allegheny Health System), Series 2000B,
9.25%, 11-15-22	5,000	5,925,600
The Borough of Langhorne Manor, Higher Education and Health Authority (Bucks County, Pennsylvania), Hospital Revenue Bonds, Series of 1992 (The Lower Bucks Hospital):
7.3%, 7-1-12	3,800	3,799,924
7.35%, 7-1-22	1,400	1,396,976
		11,122,500
Rhode Island - 0.31%
Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, St. Joseph Health Services of Rhode Island Issue, Series1999,
5.75%, 10-1-14	1,400	1,454,908

South Carolina - 3.68%
Tobacco Settlement Revenue Management Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001 B (Tax-Exempt),
6.375%, 5-15-28	11,750	12,541,245
McCormick County, South Carolina, Hospital Facilities Revenue Refunding and Improvement Bonds, Series 2006 (McCormick Health Care Center Project):
7.0%, 3-1-18	2,530	2,655,007
8.0%, 3-1-19 (A)	1,720	1,976,194
		17,172,446
Tennessee - 2.82%
Upper Cumberland Gas Utility District (of Cumberland County, Tennessee) Gas System Revenue Refunding Bonds:
Series 2005:
6.9%, 5-1-29	3,750	3,821,025
6.8%, 5-1-19	1,955	1,992,223
Series 1996,
7.0%, 3-1-16	1,400	1,453,522
The Health, Educational and Housing Facilities Board of the County of Sullivan, Tennessee, Hospital Revenue Bonds (Wellmont Health System Project), Series 2002,
6.25%, 9-1-32	3,930	4,413,469
The Health, Educational and Housing Facility Boardof the County of Shelby, Tennessee, Revenue Bonds (Trezevant Manor Project), Fixed Rate Revenue Bonds, Series 2006A,
5.75%, 9-1-37	1,500	1,479,540
		13,159,779
Texas - 6.88%
Lubbock Health Facilities Development Corporation:
Fixed Rate First Mortgage Revenue Bonds (Carillon, Inc. Project), Series 1999A,
6.5%, 7-1-19	5,600	6,005,328
Fixed Rate First Mortgage Revenue and Refunding Bonds (Carillon Senior LifeCare Community Project), Series 2005A,
6.625%, 7-1-36	5,000	5,009,600
Dallas-Fort Worth International Airport Facility Improvement Corporation, American Airlines, Inc., Revenue Refunding Bonds:
Series 2000A,
8.5%, 5-1-29	3,500	3,662,960
Series 2000C,
6.15%, 5-1-29	2,500	2,519,850
North Central Texas Health Facilities Development Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 1999A, Fixed Rate Bonds:
7.5%, 11-15-29	4,000	4,507,000
7.25%, 11-15-19	1,000	1,118,960
Travis County Health Facilities Development Corporation, Retirement Facility Revenue Bonds (Querencia at Barton Creek Project), Series 2005A Fixed Rate Bonds:
5.65%, 11-15-35	1,250	1,211,625
4.9%, 11-15-13	835	821,790
5.0%, 11-15-14	835	821,523
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 2006A,
6.0%, 11-15-36	1,750	1,812,107
Denton Independent School District (Denton County, Texas), Unlimited Tax Refunding Bonds, Series 2006,
6.0%, 8-15-30	6,000	1,672,320
City of Houston Health Facilities, Development Corporation, Retirement Facility Revenue Bonds (Buckingham Senior Living Community, Inc. Project) Series 2004A, Fixed Rate Bonds,
7.0%, 2-15-26	1,500	1,639,365
Alvarado Industrial Development Corporation, Industrial Development Revenue Bonds (Rich-Mix Products of Texas, Inc. Project), Series 1996,
7.75%, 3-1-10	1,290	1,292,980
		32,095,408
Utah - 0.21%
Carbon County, Utah, Solid Waste Disposal Facility Revenue Refunding Bonds (Sunnyside Cogeneration Associates Project):
Series 1999A,
7.1%, 8-15-23	837	848,592
Series 1999B,
0.0%, 8-15-24	390	110,249
		958,841
Virginia - 2.95%
Norfolk Redevelopment and Housing Authority:
Multifamily Rental Housing Facility Revenue Bonds, Series 1996 (1016 Limited Partnership - Sussex Apartments Project),
8.0%, 9-1-26	3,295	3,413,884
First Mortgage Revenue Bonds (Fort Norfolk Retirement Community, Inc. - Harbor's Edge Project), Series 2004A:
6.125%, 1-1-35	1,100	1,114,718
6.0%, 1-1-25	500	506,555
Pocahontas Parkway Association, Route 895 Connector, Toll Road Revenue Bonds, Senior Capital Appreciation Bonds, Series 1998B,
0.0%, 8-15-18	9,000	4,764,240
Industrial Development Authority of King George County, Virginia, Variable Rate Demand Solid Waste Disposal Revenue Bonds (King George Landfill, Inc. Project), Series 2003A,
4.1%, 6-1-23	4,000	3,959,960
		13,759,357
Washington - 0.93%
Port of Anacortes, Washington, Revenue and Refunding Bonds, 1998 Series A (AMT),
5.625%, 9-1-16	3,000	3,103,710
Housing Authority of the City of Seattle, Low-Income Housing Assistance Revenue Bonds, 1995 (GNMA Collateralized Mortgage Loan - Kin On Project),
7.4%, 11-20-36	1,138	1,211,856
		4,315,566
Wisconsin - 0.41%
City of Superior, Wisconsin, Water Supply Facilities Revenue Refunding Bonds (Superior Water, Light and Power Company Project), Series 1996,
6.125%, 11-1-21	1,910	1,917,946

Wyoming - 0.16%
Cheyenne Regional Airport Board, First Mortgage Bonds, Tax-Exempt Revenue Refunding Bonds, Series 2005B (AMT):
5.0%, 6-15-16	460	444,599
4.75%, 6-15-14	330	322,314
		766,913

TOTAL MUNICIPAL BONDS - 93.13%		$434,350,492

(Cost: $424,970,006)

SHORT-TERM SECURITIES

Commercial Paper
Containers - 2.14%
Bemis Company, Inc.,
5.3%, 7-17-06	10,000	9,976,444

Forest and Paper Products - 2.45%
Sonoco Products Co.,
5.37%, 7-3-06	11,445	11,441,586

Total Commercial Paper - 4.59%		21,418,030

Municipal Obligations
Arizona - 0.02%
The Industrial Development Authority of the County of Maricopa, Variable Rate Demand Multifamily Housing Revenue Bonds (Gran Victoria Housing LLC Project), Series 2000A (Fannie Mae),
3.97%, 7-6-06	100	100,000

Colorado - 2.15%
Colorado Agricultural Development Authority, Adjustable Rate Industrial Development Revenue Bonds (Royal Crest Dairy, Inc. Project), Series 1998 (UMB Bank, Colorado),
4.2%, 7-5-06	5,200	5,200,000
      Exempla General Improvement District, City of Lafayette,
            Colorado, Special Improvement District No.02-01,
            Special Assessment Revenue Refunding and Improvement
            Bonds, Series 2002 (Wells Fargo Bank, N. A.),

3.97%, 7-6-06	4,040	4,040,000
Colorado Educational and Cultural Facilities Authority, Variable Rate Demand Public Radio Revenue Bonds (Community Wireless of Park City, Inc. Project), Series 2003 (U.S. Bank, National Association),
3.99%, 7-19-06	790	790,000
		10,030,000
Texas - 0.11%
Bexar County Housing Finance Corporation, Multifamily Housing Revenue Bonds (Mitchell Village Apartments Project), Series 2000A-1 (Fannie Mae),
3.97%, 7-5-06	500	500,000

Total Municipal Obligations - 2.28%		10,630,000

TOTAL SHORT-TERM SECURITIES - 6.87%		$32,048,030

(Cost: $32,048,030)

TOTAL INVESTMENT SECURITIES - 100.00%		$466,398,522

(Cost: $457,018,036)

Notes to Schedule of Investments

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the total value of these securities amounted to $2,441,194 or 0.52% of total investments.

(B)Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(C)The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at June 30, 2006.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).
Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Municipal High Income Fund, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: August 28, 2006

By /s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: August 28, 2006